Subsequent events - Aeropuertos Argentina 2000 S.A. AA2000 (Details) - Citibank N.A. $ in Thousands, $ in Millions	Mar. 02, 2022 USD ($)	Mar. 02, 2022 ARS ($)	Feb. 22, 2022 USD ($)	Feb. 22, 2022 ARS ($)	Feb. 21, 2022 USD ($)	Feb. 02, 2022 USD ($) installment
Indebtedness
Disclosure of non-adjusting events after reporting period [line items]
Principal installments						$ 11,666,667
Number Of Installments | installment						6
Indebtedness | Onshore loan
Disclosure of non-adjusting events after reporting period [line items]
Installments due	$ 1,900	$ 210.0	$ 7,500	$ 803.9
Indebtedness | Offshore loan
Disclosure of non-adjusting events after reporting period [line items]
Installments due			$ 3,900
Dollar-linked notes
Disclosure of non-adjusting events after reporting period [line items]
Aggregate principal amount					$ 174
Dollar-linked notes | Tranche one
Disclosure of non-adjusting events after reporting period [line items]
Aggregate principal amount					$ 138
Borrowings, interest rate					5.50%
Grace Period After The Term of Loan					5 years
Dollar-linked notes | Tranche two
Disclosure of non-adjusting events after reporting period [line items]
Aggregate principal amount					$ 36
Borrowings, interest rate					2.00%